Borrowings and Credit Agreements	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Borrowings and Credit Agreements	Borrowings and Credit Agreements
The following table is a summary of the Company’s borrowings as of December 31, 2022 and 2021:

In millions	2022	2021
Long-term debt
3.5% senior notes due July 2022	$—	$1,500
2.75% senior notes due November 2022	—	1,000
2.75% senior notes due December 2022	—	1,250
4.75% senior notes due December 2022	—	399
2.8% senior notes due June 2023	1,300	1,300
4% senior notes due December 2023	414	414
3.375% senior notes due August 2024	650	650
2.625% senior notes due August 2024	1,000	1,000
3.5% senior notes due November 2024	750	750
5% senior notes due December 2024 (1)	299	299
4.1% senior notes due March 2025	950	950
3.875% senior notes due July 2025	2,828	2,828
2.875% senior notes due June 2026	1,750	1,750
3% senior notes due August 2026	750	750
3.625% senior notes due April 2027	750	750
6.25% senior notes due June 2027	372	372
1.3% senior notes due August 2027	2,250	2,250
4.3% senior notes due March 2028	5,000	5,000
3.25% senior notes due August 2029	1,750	1,750
3.75% senior notes due April 2030	1,500	1,500
1.75% senior notes due August 2030	1,250	1,250
1.875% senior notes due February 2031	1,250	1,250
2.125% senior notes due September 2031	1,000	1,000
4.875% senior notes due July 2035	652	652
6.625% senior notes due June 2036	771	771
6.75% senior notes due December 2037	533	533
4.78% senior notes due March 2038	5,000	5,000
6.125% senior notes due September 2039	447	447
4.125% senior notes due April 2040	1,000	1,000
2.7% senior notes due August 2040	1,250	1,250
5.75% senior notes due May 2041	133	133
4.5% senior notes due May 2042	500	500
4.125% senior notes due November 2042	500	500
5.3% senior notes due December 2043	750	750
4.75% senior notes due March 2044	375	375
5.125% senior notes due July 2045	3,500	3,500
3.875% senior notes due August 2047	1,000	1,000
5.05% senior notes due March 2048	8,000	8,000
4.25% senior notes due April 2050	750	750
Finance lease liabilities	1,465	1,300
Other	314	320
Total debt principal	52,753	56,743
Debt premiums	200	219
Debt discounts and deferred financing costs	(696)	(786)
	52,257	56,176
Less:
Current portion of long-term debt	(1,778)	(4,205)
Long-term debt (1)	$50,479	$51,971
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(1)Includes long-term debt of $3 million which has been accounted for as liabilities held for sale and is included in liabilities held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.
The following is a summary of the Company’s required repayments of debt principal due during each of the next five years and thereafter, as of December 31, 2022:

In millions
2023	$1,719
2024	2,706
2025	3,785
2026	2,507
2027	3,379
Thereafter	37,192
Subtotal	51,288
Finance lease liabilities (1)	1,465
Total debt principal	$52,753
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(1)See Note 6 ‘‘Leases’’ for a summary of maturities of the Company’s finance lease liabilities.

Short-term Borrowings

Commercial Paper and Back-up Credit Facilities
The Company did not have any commercial paper outstanding as of December 31, 2022 or 2021. In connection with its commercial paper program, the Company maintains a $2.0 billion, five-year unsecured back-up revolving credit facility, which expires on May 16, 2025, a $2.0 billion, five-year unsecured back-up revolving credit facility, which expires on May 11, 2026, and a $2.0 billion, five-year unsecured back-up revolving credit facility, which expires on May 16, 2027. The credit facilities allow for borrowings at various rates that are dependent, in part, on the Company’s public debt ratings and require the Company to pay a weighted average quarterly facility fee of approximately 0.03%, regardless of usage. As of December 31, 2022 and 2021, there were no borrowings outstanding under any of the Company’s back-up credit facilities.

Federal Home Loan Bank of Boston (“FHLBB”)
A subsidiary of the Company is a member of the FHLBB. As a member, the subsidiary has the ability to obtain cash advances, subject to certain minimum collateral requirements. The maximum borrowing capacity available from the FHLBB as of December 31, 2022 was approximately $915 million. At both December 31, 2022 and 2021, there were no outstanding advances from the FHLBB.

Long-term Borrowings

Exercise of Par Call Redemptions
In May 2022, the Company exercised the par call redemption on its outstanding 3.5% senior notes due July 2022 to redeem for cash on hand the entire $1.5 billion aggregate principal amount.

In August 2022, the Company exercised the par call redemption on its outstanding 2.75% senior notes due November 2022 (issued by Aetna Inc. (“Aetna”)) to redeem for cash on hand the entire $1.0 billion aggregate principal amount.

In September 2022, the Company exercised the par call redemptions on its outstanding 2.75% senior notes due December 2022 and 4.75% senior notes due December 2022 (including notes issued by Omnicare, Inc.) to redeem for cash on hand the entire aggregate principal amount of $1.25 billion and $399 million, respectively.

2021 Notes
On August 18, 2021, the Company issued $1.0 billion aggregate principal amount of 2.125% unsecured senior notes due September 15, 2031 for total proceeds of $987 million, net of discounts, underwriting fees and offering expenses. The net proceeds of this offering were used for the purchase of senior notes in connection with the Company’s cash tender offer in August 2021 as described below.

Cash Flow Hedges
During March 2020, the Company entered into several interest rate swap transactions to manage interest rate risk. These agreements were designated as cash flow hedges and were used to hedge the exposure to variability in future cash flows resulting from changes in interest rates related to the anticipated issuance of $750 million aggregate principal amount of 3.625% unsecured senior notes due April 1, 2027, $1.5 billion aggregate principal amount of 3.75% unsecured senior notes due April 1, 2030, $1.0 billion aggregate principal amount of 4.125% unsecured senior notes due April 1, 2040 and $750 million aggregate principal amount of 4.25% unsecured senior notes due April 1, 2050 (collectively, the “March 2020 Notes”). In connection with the issuance of the March 2020 Notes on March 31, 2020, the Company terminated all outstanding cash flow hedges. The Company paid a net amount of $7 million to the hedge counterparties upon termination, which was recorded as a loss, net of tax, of $5 million in accumulated other comprehensive income and will be reclassified as interest expense over the life of the March 2020 Notes. See Note 14 ‘‘Other Comprehensive Income (Loss)’’ for additional information.

Early Extinguishments of Debt
In December 2021, the Company redeemed for cash the remaining $2.3 billion of its outstanding 3.7% senior notes due 2023. In connection with the early redemption of such senior notes, the Company paid a make-whole premium of $80 million in excess of the aggregate principal amount of the senior notes that were redeemed, wrote-off $8 million of unamortized deferred financing costs and incurred $1 million in fees, for a total loss on early extinguishment of debt of $89 million.

In August 2021, the Company purchased approximately $2.0 billion of its outstanding 4.3% senior notes due 2028 through a cash tender offer. In connection with the purchase of such senior notes, the Company paid a premium of $332 million in excess of the aggregate principal amount of the senior notes that were purchased, wrote-off $26 million of unamortized deferred financing costs and incurred $5 million in fees, for a total loss on early extinguishment of debt of $363 million.

In December 2020, the Company purchased $4.5 billion of its outstanding senior notes through cash tender offers. The senior notes purchased included the following: $113 million of its 4.0% senior notes due 2023, $1.4 billion of its 3.7% senior notes due 2023, $1.0 billion of its 4.1% senior notes due 2025 and $2.0 billion of its 4.3% senior notes due 2028. In connection with the purchase of such senior notes, the Company paid a premium of $619 million in excess of the aggregate principal amount of the senior notes that were purchased, wrote-off $45 million of unamortized deferred financing costs and incurred $10 million in fees, for a total loss on early extinguishment of debt of $674 million.

In August 2020, the Company purchased $6.0 billion of its outstanding senior notes through cash tender offers. The senior notes purchased included the following: $723 million of its 4.0% senior notes due 2023, $2.3 billion of its 3.7% senior notes due 2023 and $3.0 billion of its 4.1% senior notes due 2025. In connection with the purchase of such senior notes, the Company paid a premium of $706 million in excess of the aggregate principal amount of the senior notes that were purchased, wrote-off $47 million of unamortized deferred financing costs and incurred $13 million in fees, for a total loss on early extinguishment of debt of $766 million.

Debt Covenants

The Company’s back-up revolving credit facilities and unsecured senior notes contain customary restrictive financial and operating covenants. These covenants do not include an acceleration of the Company’s debt maturities in the event of a downgrade in the Company’s credit ratings. The Company does not believe the restrictions contained in these covenants materially affect its financial or operating flexibility. As of December 31, 2022, the Company was in compliance with all of its debt covenants.